Nature of Business and Basis of Presentation, Loss Per Share (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			1,424,626	29,388	705,302	74,580
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (3,370)	$ (3,870)	$ (14,700)	$ (12,629)	$ (14,525)	$ (19,545)
Weighted average shares outstanding - basic (in shares)	1,864,000	105,000	1,439,000	105,000	174,000	69,000
Weighted average shares outstanding - diluted (in shares)	1,864,000	105,000	1,439,000	105,000	174,000	69,000
Basic loss per share (in dollars per share)	$ (1.81)	$ (36.72)	$ (10.21)	$ (119.85)	$ (83.55)	$ (285.36)
Diluted loss per share (in dollars per share)	$ (1.81)	$ (36.72)	$ (10.21)	$ (119.85)	$ (83.55)	$ (285.36)
Stock Options [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			111,275	11,910	10,485	7,481
Warrants to Purchase Common Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			1,308,271	16,970	679,244	16,299
Series F Convertible Preferred Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			5,080	508	5,080	50,800